SIGNIFICANT ACCOUNTING POLICIES (Depreciation Rates for Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2013
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	Over the shorter of the term of the lease or the life of the asset
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	10.00%
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	20.00%
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	33.00%
Rentals systems [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	10.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	20.00%
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	15.00%